Related parties	12 Months Ended
Dec. 31, 2018
Related Parties
Related parties
	Balances at December 31, 2018					Balances at December 31, 2017
	Associates companies, Jointly-controlled investment and Related companies					Associates companies, Jointly-controlled investment and Related companies
	Odebrecht and					Odebrecht and
	subsidiaries		Petrobras and			subsidiaries	Petrobras and
Balance sheet	and associates		subsidiaries	Other	Total	and associates	subsidiaries	Other	Total
Assets
Current
Trade accounts receivable			20,119	2,687	22,806	7,634	45,184	60,502	113,320
Inventories	8,665	9(c.i) and	30,193		38,858	250,904	118		251,022
Dividends and interest on capital		(c.ii)		890	890			10,859	10,859
Total assets	8,665		50,312	3,577	62,554	258,538	45,302	71,361	375,201

Liabilities
Current
Trade payables	16,851		160,324		177,175	21,530	149,058	700	171,288
Other payables	2,841		484		3,325	2,338	562	7,591	10,491
Total liabilities	19,692		160,808		180,500	23,868	149,620	8,291	181,779

	Twelve-month period ended December 31, 2018					Twelve-month period ended December 31, 2017				Twelve-month period ended December 31, 2016
	Associates companies, Jointly-controlled investment and Related companies					Associates companies, Jointly-controlled investment and Related companies				Associates companies, Jointly-controlled investment and Related companies
	Odebrecht and					Odebrecht and				Odebrecht and
	subsidiaries		Petrobras and			subsidiaries	Petrobras and			subsidiaries	Petrobras and
	and associates		subsidiaries	Other	Total	and associates	subsidiaries	Other	Total	and associates	subsidiaries	Other	Total

Transactions
Sales of products			1,225,443	736,192	1,961,635	27,467	1,810,789	629,302	2,467,558	49,051	2,023,815	562,709	2,635,575
Purchases of raw materials, finished goods
services and utilities	460,480		15,540,144	3,800	16,004,424	742,161	12,795,819	5,664	13,543,644	1,564,103	12,291,190	56,170	13,911,463
Financial income (expenses)			(49)		(49)	2,056	(39,433)		(37,377)	(21)	6,452		6,431
Other income	4,214				4,214
General and administrative expenses
Post-employment benefits plan ("EPE")
Odebrecht Previdência Privada ("Odeprev")				48,514				36,725	36,725			41,845	41,845
Acquisiton of subsidiary						610,000			610,000

(a)             New and/or renewed agreements with related companies

As provided for in the Company’s bylaws, the Board of Directors has the exclusive power to decide on any contract with related parties that exceed R$20,000 per operation or R$60,000 altogether per fiscal year. This is valid for contracts between Braskem and its subsidiaries and: (i) direct or indirect subsidiaries of Braskem in whose capital an interest is held by the controlling shareholder, by any direct or indirect subsidiaries thereof or by Key Personnel of such entities; (ii) affiliates of Braskem and subsidiaries of such entities; and (iii) joint ventures in which Braskem participates and any subsidiaries thereof.

Pursuant to Federal Law 6,404/76, officers and directors are prohibited from: (i) performing any acts of liberality with the use of the Company’s assets and in its detriment; (ii) intervening in any operations in which these officers and directors have a conflict of interest with the Company or in resolutions in which they participate; and (iii) receiving, based on their position, any type of personal advantage from third parties, directly or indirectly, without an authorization under the Bylaws or by the shareholders’ meeting.

As part of its control to identify related parties, Key Personnel annually inform whether they, or their close relatives, hold full or shared control of any company. All companies that conducted transactions with Braskem and its subsidiaries, are provided in this Note.

The related parties that have significant relationship with the Company are as follows:

Odebrecht and its direct and indirect subsidiaries:

·          Atvos Agroindustrial S.A. (“Atvos”).

·          Agro Energia Snata Luzia S.A. (“USL”).

·          Construtora Norberto Odebrecht S.A. (“CNO”).

·          Usina Conquista do Pontal S.A. (“UCP”).

Petrobras and its direct and indirect subsidiaries:

·          Petróleo Brasileiro S.A. (“Petrobras”).

·          Petrobras Distribuidora (“BR Distribuidora”).

Joint ventures of Braskem:

·          Refinaria de Petróleo Riograndense S.A. (“RPR”).

Associate of Braskem:

·          Borealis Brasil S.A. (“Borealis”).

The main transactions between the Company and related parties, in the fiscal years ended December 31, 2018 and December 31, 2017, all conducted under normal market terms and conditions (arm’s length basis), are as follows:

·          Odebrecht and its subsidiaries:

(i)        In March 2017, the Company entered into an agreement for supply of hydrous ethanol with UCP and USL. Ethanol is the feedstock consumed by Braskem to produce green ethylene. The agreement is guaranteed by Atvos and Rio Claro Agroindustrial S.A.. The agreement also provides for a commercial discount and other flexibilities in the process of Braskem’s acquisition of the product.

In December 2017, the Company entered into an amendment that changed the billing for raw material acquisitions to future delivery, so as to bring forward the billing of the volume of the goods to be delivered between January and March 2018. The amendment determines that the price practiced at time of delivery is the lesser of the ceiling established in the amendment and the reference established in the original contract.

The agreement was valid until April 30, 2018.

(ii)     In December 2017, an agreement was entered into with USL, UCP, Atvos and Brenco Companhia Brasileira de Energia Renovável, with the purpose of ensuring the supply of hydrous ethanol volumes, which included a commercial discount on the supply and established contractual flexibilities for acquisition. The contract includes an advance of R$200,000, which is guaranteed by a pledge of the sugarcane crop, its products and sub-products at a net market value greater than the amount of the advance, with the pledged asset insured by a policy contracted from a premium insurer and with a provision for subrogation to the Company, with duration through April 30, 2019. The balance of the advance on December 31, 2018 is R$8,665.

(iii)   In December 2017, the Company signed an industrial maintenance services agreement with CNO that encompassed boilers and the welding of tubing and static equipment, as well as operational and maintenance services on cargo machinery to be performed at the Braskem Units located in Rio Grande do Sul. The agreement has an estimated maximum amount of R$120,000 and is valid through December 1, 2021. In 2018, the transactions amounted to R$19,054.

(iv)   In May 2018, Braskem entered into an agreement for caustic soda movement and storage services with Liquiport Vila Velha S.A., a wholly owned subsidiary of Odebrecht Transport S.A. The agreement has an estimated maximum value of R$93,000 and is valid for 10 years. Sales in the period amounted to R$5,844.

·          Petrobras and its subsidiaries:

(i)      Since December 2015, the Company has maintained an agreement with Petrobras for the annual supply of 7 million tons of petrochemical naphtha, which has a duration of five years.

(ii)     Braskem maintains agreements for the sale of gasoline to BR Distribuidora, which is renewed on a monthly basis.

·          Braskem joint venture:

(i)      In 2018, sales of gasoil to RPR amounted to R$127,342. The product is used as feedstock in the diesel production process.

(ii)     Braskem has maintained monthly negotiations for the sale of gasoline to RPR. Sales in fiscal year 2018 amounted to R$313,460.

(b)             Key management personnel

Income statement transactions	2018	2017	2016
Remuneration
Short-term benefits	60,922	60,303	44,277
Post-employment benefit	989	664	515
Long term incentive plan	4,404
Total	66,315	60,967	44,792